Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2021
Schedule Of Straight Line Method Over The Estimated Useful Lives Of The Assets Abstract
Computers and peripheral equipment	33.00%
Office furniture and equipment	7.00%